UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             December 31, 1999
                                                        -----------------------

Check here if Amendment  [    ] ;  Amendment Number:  _________
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Forum Investment Advisors, LLC
Address:              Two Portland Square
                      Portland, Maine 04101


Form 13F File Number:          28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 David I. Goldstein
Title:                Secretary
Phone:                (207) 879-1900

Signature, Place, and Date of Signing:

/s/ David I. Goldstein             Portland, Maine             February 7, 2000
---------------------------    --------------------------  ---------------------

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                         2
                                                     -------------

Form 13F Information Table Entry Total                     127
                                                     --------------

Form 13F Information Table Value Total               $   111,354
                                                     ---------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.               Form 13F File Number               Name

    1             28-03192             Davis Hamilton Jackson & Associates, L.P.
-------     -----------------------    -----------------------------------------
    2             28-02951             Beutel, Goodman Capital Management
-------     -----------------------    ------------------------------------

                                                       Form 13F
                                       Report Manager: Forum Investment Asvisers

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         Item 1             Item 2     Item 3       Item 4      Item 5         Item 6        Item 7             Item 8
     Name of Issuer         Title       Cusip     Mkt. Value    Shares   Investment DiscretionMgrs.        Voting Authority
                                                                         --------------------        -----------------------------
                              of       Number      x $1,000               Sole  Shared    Other         Sole     Shared    None
                            Class                                         (A)    (B)   (C)               (A)       (B)      (C)
----------------------------------------------------------------------------------------------------------------------------------

ADC Telecommunications    Common     000886101           726      10,000          X                  10,000
Adobe Systems Inc         Common     00724F101           457       6,800                X       1                 6,800
AFLAC Incorporated        Common     001055102           401       8,500                X       1                 8,500
Allergan Inc.             Common     018490102           468       9,400                X       1                 9,400
America Online Inc        Common     02364J104           702       9,300                X       1                 9,300
American Int'l Group      Common     026874107         1,617      14,952          X                  14,952
American Int'l Group      Common     026874107           622       5,750                X       1                 5,750
American Power Conversion Common     029066107           609      23,100                X       1                23,100
American Power Conversion Common     029066107         1,788      67,800                X       2                67,800
Anheuser-Busch Cos.       Common     035229103           532       7,500                X       1                 7,500
Apache Corporation        Common     037411105           484      13,100                X       1                13,100
Applied Materials, Inc.   Common     038222105         1,444      11,400          X                  11,400
AT&T Corporation          Common     001957109           655      12,900                X       1                12,900
Automatic Data Processing Common     053015103         1,552      28,800          X                  28,800
Bank of America Corp      Common     060505104           342       6,823                X       1                   342
Baxter International Inc. Common     071813109         1,219      19,400                X       2                 1,219
Bed Bath & Beyond, Inc.   Common     075896100           518      14,900                X       1                   518
BellSouth Corporation     Common     079860102           843      18,000          X                  18,000
Bowater Inc.              Common     102183100           760      14,000                X       2                14,000
Bristol-Myers Squibb Co.  Common     110122108           725      11,300                X       1                11,300
Burlington Resources, Inc Common     122014103           876      26,500                X       2                26,500
Carnival Corporation      Common     143658102           861      18,000          X                  18,000
Champion International    Common     158525105           954      15,400                X       2                15,400
Cintas Corp               Common     172908105           372       7,000                X       1                 7,000
Cisco Systems Inc         Common     17275R102         1,928      18,000          X                  18,000
Cisco Systems Inc         Common     17275R102         1,211      11,300                X       1                11,300
Citigroup Inc             Common     172967101           667      12,000          X                  12,000
Citigroup Inc             Common     172967101           808      14,550                X       1                14,550
Clear Channel Communicat. Common     184502102           553       6,200                X       1                 6,200
Colgate-Palmolive Company Common     194162103           650      10,000          X                  10,000
Columbia HCA Healthcare   Common     197677107           777      26,500                X       2                26,500
Comverse Technology Inc   Common     205862402           767       5,300                X       1                 5,300
Conoco Inc                Common     208251306           309      12,500                X       1                12,500
Cooper Cameron Corp.      Common     216640102         1,155      23,600                X       2                23,600
Dana Corporation          Common     235811106           727      24,300                X       2                24,300
Danaher Corporation       Common     235851102           483      10,000          X                  10,000
Duke Energy Corp          Common     264399106           967      19,300                X       2                19,300
Ecolab, Inc.              Common     278865100           978      25,000          X                  25,000
Edison International      Common     281020107         1,273      48,600                X       2                48,600
El Paso Energy Corp       Common     283905107         1,250      32,200                X       2                32,200
Electronic Data Systems   Common     285661104           803      12,000                X       2                12,000
EMC Corporation           Common     268648102         1,114      10,200                X       1                10,200
Enron Corp                Common     293561106           843      19,000                X       1                19,000
Estee Lauder Companies    Common     518439104           726      14,400                X       1                14,400
Exxon Imperial Corp       Common     30231G102           959      11,900                X       1                11,900
Exxon Mobil Corp          Common     30231G102         1,184      14,700          X                  14,700
Federal National Mtg Assc Common     313586109           549       8,800                X       1                 8,800
Federated Dept. Stores    Common     31410H101         1,188      23,500                X       2                23,500
First Data Corp           Common     319963104           819      16,600                X       1                16,600
First Data Corp           Common     319963104         1,351      27,400                X       2                27,400
First Union Corporation   Common     337358105           833      25,400                X       2                25,400
FNMA                      Common     313586109           932      14,925          X                  14,925
Gannett Company, Inc.     Common     364730101           954      11,700                X       2                11,700
Gap Inc                   Common     364760108         1,035      22,500          X                  22,500
General Electric Co       Common     369604103         1,919      12,400                X       1                12,400
General Electric Company  Common     369604103         1,323       8,550          X                    8,550
Goodrich (B.F.) Company   Common     382388106           685      24,900                X       2                24,900
GTE Corporation           Common     362320103         1,404      19,900                X       2                19,900
Hercules, Inc.            Common     427056106           917      32,900                X       2                32,900
Home Depot Inc            Common     437076102         1,028      15,000          X                  15,000
Home Depot Inc            Common     437076102         1,193      17,400                X       1                17,400
Household International   Common     441815107         1,021      27,400                X       2                27,400
IBM Corp                  Common     459200101           529       4,900                X       1                 4,900
Illinois Tool Works       Common     452308109           541       8,000          X                    8,000
Ingersoll-Rand Company    Common     456866102         1,063      19,300                X       2                19,300
Intel Corp                Common     458140100         1,609      19,550          X                  19,550
Intel Corp                Common     458140100           667       8,100                X       1                 8,100
Intel Corp                Common     458140100           757       9,200                X       2                 9,200
Interpublic Group Co.     Common     460690100         1,154      20,000          X                  20,000
Intimate Brands Inc       Common     461156101           439      10,170                X       1                10,170
Johnson & Johnson         Common     478160104           950      10,200                X       1                10,200
Lexmark International     Common     529771107           462       5,100                X       1                 5,100
Linear Technology Corp    Common     535678106           365       5,100                X       1                 5,100
Lucent Technologies, Inc. Common     549463107           938      12,540                X       1                12,540
Marsh & McLennan Cos. Inc Common     571748102           995      10,400                X       1                10,400
Marsh & McLennan Cos. Inc Common     571748102         1,196      12,500                X       2                12,500
MBIA Inc.                 Common     55262C100           956      18,100                X       2                18,100
MBNA Corporation          Common     55262L100         1,145      42,000          X                  42,000
McDonald's Corporation    Common     580135101           516      12,800                X       1                12,800
Medtronic, Inc.           Common     585055106         1,042      28,600          X                  28,600
Merck & Co Inc            Common     589331107           858      12,800          X                  12,800
Merck & Co Inc            Common     589331107           583       8,700                X       1                 8,700
MGIC Investment Corp.     Common     552848103           867      14,400                X       2                14,400
Microsoft Corporation     Common     594918104         1,635      14,000          X                  14,000
Microsoft Corporation     Common     594918104         1,763      15,100                X       1                15,100
Morgan St Dean Witter&Co  Common     617446448           956       6,700                X       1                 6,700
Motorola, Inc.            Common     620076109         1,045       7,100                X       1                 7,100
Nucor Corporation         Common     670346105           987      18,000                X       2                18,000
Omnicom Group Inc         Common     681919106         1,000      10,000                X       1                10,000
Oracle Corporation        Common     68389X105           818       7,300                X       1                 7,300
Pall Corp.                Common     696429307           912      42,300                X       2                42,300
Paychex, Inc.             Common     704326107           592      14,800                X       1                14,800
Pfizer Inc.               Common     717081103           788      24,300          X                  24,300
Procter & Gamble Co.      Common     742718109         1,293      11,800          X                  11,800
Procter & Gamble Co.      Common     742718109           975       8,900                X       1                 8,900
Providian Financial Corp  Common     74406A102           401       4,400                X       1                 4,400
Reliant Energy Inc        Common     75952J108           320      14,000                X       1                14,000
Royal Dutch Petroleum     Common     780257804           888      14,700                X       2                14,700
RR Donnelley & Sons       Common     257867101           926      37,300                X       2                37,300
SBC Communications Inc.   Common     78387G103           746      15,302                X       2                15,302
SBC Communications, Inc.  Common     78387G103         1,165      23,902          X                  23,902
SBC Communications, Inc.  Common     78387G103           970      19,900                X       1                19,900
Schering-Plough Corp.     Common     806605101           473      11,200          X                  11,200
Schering-Plough Corp.     Common     806605101           489      11,600                X       1                11,600
Siebel Systems Inc        Common     826170102           403       4,800                X       1                 4,800
SLM Holding Corp          Common     78442A109           870      20,600                X       2                20,600
Solectron Corp            Common     834182107         1,046      11,000          X                  11,000
Solectron Corp            Common     834182107           457       4,800                X       1                 4,800
Southern Company, The     Common     842587107         1,046      44,500                X       2                44,500
SouthTrust Corp           Common     844730101         1,044      27,600                X       2                27,600
Staples, Inc.             Common     855030102           789      38,000          X                  38,000
Stryker Corp              Common     863667101           975      14,000          X                  14,000
Symbol Technologies       Common     871508107         1,375      21,625                X       1                21,625
Synopsys Inc              Common     871607107           434       6,500                X       1                 6,500
Sysco Corp.               Common     871829107           791      20,000          X                  20,000
Tandy Corporation         Common     875382103           526      10,700                X       1                10,700
Tellabs, Inc.             Common     879664100           706      11,000          X                  11,000
Texas Instruments, Inc.   Common     882508104           475       4,900                X       1                 4,900
Tribune Company           Common     896047107           771      14,000          X                  14,000
Viacom, Inc., Class B     Common     925524308           919      15,200                X       1                15,200
Vitesse Semiconductor     Common     928497106           566      10,800                X       1                10,800
Wal-Mart Stores Inc       Common     931142103         1,092      15,800                X       1                15,800
Washington Mutual Inc     Common     939322103           541      20,800                X       2                20,800
Waste Management Inc      Common     94106L109           808      47,000                X       2                47,000
Waters Corp               Common     941848103           445       8,400                X       1                 8,400
Wells Fargo Company       Common     949746101           526      13,000          X                  13,000
Whirlpool Corporation     Common     963320106         1,165      17,900                X       2                17,900